Events occurred after the reporting date	12 Months Ended
Dec. 31, 2019
Disclosure Of Events After Reporting Period Explanatory [Abstract]
Disclosure of events after reporting period [text block]
Note 31	Events occurred after the reporting date
31.1	Authorization of the financial statements

The consolidated financial statements of Sociedad Química y Minera de Chile S.A. and subsidiaries, prepared in accordance with IFRS for the period ended December 31, 2019, were approved and authorized for issuance by the Company´s Board of Directors on March 2, 2020.

31.2	Disclosures on events occurring after the reporting date
On January 22, 2020, the Company placed an unsecured bond in the international markets for US$ 400 million at an annual interest rate of 4.250% with maturity in 2050, pursuant to Rule 144 -A and Regulation S of the Securities and Exchange Commission.

The Company hopes to use net income from this placement for general corporate purposes, including financing its capital expense program and reduction of its pending debt, considering the ´payment of bonds for US$ 250 million with 5.50% interest and maturity on April 21, 2020. The bond has been sold to qualified institutional buyers in the United States and no security laws from other states or jurisdictions have been registered in accordance with SEC regulations.

On February 26, 2020, the Company reported that its Board of Directors had agreed to call an Ordinary Shareholders’ Meeting for 10:00 am on Thursday, April 23, 2020.

In January 2020 the World Health Organization deemed COVID-19 a global pandemic. In March 2020, the Chilean Ministry of Health (Ministerio de Salud) declared a nationwide State of Emergency.  As a precaution, our management has implemented several measures to help reduce the speed at which the coronavirus spreads, including measures to mitigate the spread in the workplace, significant reductions in employee travel and a mandatory quarantine for people who have arrived from high risk destinations, in consultation with governmental and international health organization guidelines, and will continue to implement measures consistent with evolving coronavirus situation. The full financial impact of COVID-19 cannot be reasonably estimated at this time due to uncertainty as to its severity and duration.
It is anticipated that sales volumes and average prices will depend on the duration of the coronavirus in different markets, the efficiency of the measures implemented to contain the spread of the coronavirus in each country and fiscal incentives that may be implemented in different jurisdictions to promote economic recovery. The Company continues to monitor and assess the spread of the coronavirus and its impact on our operations, business, financial condition and results of operations.

On March 16, the Company reported on various points in relation to the outbreak of the COVID-19 virus and its being declared to be a global pandemic by the World Health Organization.

1. Regarding the financial and operational effects that this situation could mean for the Company, it is worth noting that the Company sells its products worldwide, with Asia, Europe and North America being its main markets. Border closures, decrease in commercial activity and difficulties and disruptions in the supply chains in the markets in which we sell have impacted our ability to fulfill our previous sales volume estimates for the first quarter, with the main impact so far being a reduction of approximately 2,000 metric tons of lithium sales volumes in China. For the rest of the year, the impact on our sales volumes and average prices will depend on the duration of the Virus in different markets, the efficiency of the measures implemented to contain the spread of the Virus in each country and fiscal incentives that may be implemented in different jurisdictions to promote economic recovery.

For now, our operations have not seen any material impacts related to the outbreak of COVID-19 virus. We have taken measures to mitigate the impacts of this health emergency on our employees and limit the impact it could have on our operations (described below in point 2). As of today, we do not expect this impact to be significant.

2. Regarding the measures that management has adopted or intends to adopt to mitigate possible financial and/or operational effects, we inform that the Company has implemented a series of measures in its operations in Chile and abroad that seek to protect its workers and reduce the speed at which the Virus spreads. The measures adopted by the Company are:

a.	The flexibility of the working day, arrival and departure times, together with the incentive to work from home in those cases where this is possible.
b.	Avoidance of crowds, seminars and large meetings in the Company´s offices and operating facilities.
c.	Strengthening of personal hygiene protocols (use of alcohol gel, masks, etc.) and sanitation in plants, cafeterias and offices.
d.	Significant reduction in domestic and international travel, along with obligatory quarantine for people who have arrived from high risk destinations

3. Regarding the existence of committed insurance and its level of coverage, we inform that as of today, we have not identified any events which would trigger coverage from the insurance policies that the Company has contracted.

4. Finally, we hereby inform that we do not currently have any other information that management believes is relevant to provide.

On March 27, 2020 the Company informed that the SQM management had become aware of an amendment to the agreement, which SQM informed about in its press release from April 11, 2019, signed between Sociedad de Inversiones Pampa Calichera S.A., Potasios de Chile S.A. and Inversiones Global Mining (Chile) Limitada on one hand, and Inversiones TLC SpA, a subsidiary of Tianqi Lithium Corp., on the other, (the "Agreement"). The amendment of the Agreement was disclosed by Sociedad de Inversiones Pampa Calichera S.A. to the Chilean market through an essential fact (hecho esencial) according to the Chilean regulation.

31.3	Details of dividends declared after the reporting date
On March 25, 2020, the Company announced that in accordance with Article 9 and 10 of the Chilean Securities Market Act that the Company’s Board of Directors unanimously agreed to recommend a final dividend payment of 100% of the Company’s 2019 net income to the Company’s shareholders at the next Annual General Shareholders Meeting which is to be held on April 23, 2020. The final dividend will be calculated on a distributable net income of US$278,114,994, which corresponds to US$1.05668 per share. Nevertheless, the amount of US$0.80254 per share which corresponds to interim dividends that were already paid, must be deducted from the final dividend, leaving a balance due of US$0.25414 per share.

This balance due of the final dividend shall be paid in the equivalent in Chilean pesos according to the value of the “Observed Dollar” or “US Dollar” that appears published in the Official Gazette on April 23, 2020. The payment of this dividend shall be made in favor of the Company´s shareholders, in person or through their duty authorized representatives starting at 9:00 am on May 7, 2020, who are registered with the respective registry on the fifth business day before the day on which the payment shall be made